Organization, Consolidation and Principal Activities - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Aug. 23, 2019 shares
Organization, Consolidation and Principal Activities
Percentage of fees based on Net profit	100.00%
Property and equipment, net	¥ 8,847	$ 1,212	¥ 14,635
Beijing Quhuo Information Technology Co., Ltd. ("WFOE")
Organization, Consolidation and Principal Activities
Percentage of direct or indirect ownership by the Company	100.00%	100.00%
VIE
Organization, Consolidation and Principal Activities
Ordinary shares issued				24,475,310
Property and equipment, net	¥ 8,781	$ 1,203	¥ 14,517
VIE | Asset Pledged as Collateral | Nonrecourse
Organization, Consolidation and Principal Activities
Property and equipment, net | ¥	¥ 7,346
VIE | Series A Redeemable Convertible Preferred Shares
Organization, Consolidation and Principal Activities
Convertible preferred shares, authorized				1,335,370
VIE | Series B Redeemable Convertible Preferred Shares
Organization, Consolidation and Principal Activities
Convertible preferred shares, authorized				9,500,030
VIE | Series C One Redeemable Convertible Preferred Shares
Organization, Consolidation and Principal Activities
Convertible preferred shares, authorized				5,107,720
VIE | Series C Two Redeemable Convertible Preferred Shares
Organization, Consolidation and Principal Activities
Convertible preferred shares, authorized				2,377,370
VIE | Series D redeemable convertible preferred shares
Organization, Consolidation and Principal Activities
Convertible preferred shares, authorized				5,810,610
Employee Stock Option
Organization, Consolidation and Principal Activities
Ordinary shares issued				9,502,550